Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a non-recurring basis		$ (2,320)
Other Assets [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a non-recurring basis		(660)
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	1,764	1,528
Money Market Funds [Member] | Total [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	1,764	1,528
Government Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	1,613	1,635
Government Bonds [Member] | Total [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	1,613	1,635
Corporate Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	1,517	500
Corporate Bonds [Member] | Total [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	1,517	500
Agency Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	5,448	6,636
Agency Bonds [Member] | Total [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	5,448	6,636
Available For Sale Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	1,284	943
Available For Sale Securities [Member] | Total [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	1,284	943
Property and Equipment [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a non-recurring basis		(462)
Intangible Assets [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a non-recurring basis		(1,198)
Fair Value, Inputs, Level 1 [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	1,284	943
Fair Value, Inputs, Level 2 [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	10,342	10,299
Total [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	$ 11,626	$ 11,242